UNITED STATES
                        SECURIIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number: 1
  This Amendment (check only one.):    [    ] is a restatement.
                                       [    ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:                      Courage Capital Management, LLC
                           ----------------------------------------------------
Address:                   4400 Harding Road
                           ----------------------------------------------------
                           Nashville, TN  37205-2290
                           ----------------------------------------------------

                           ----------------------------------------------------

Form 13F File Number: 28-10362
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:                      Richard Patton
                           ---------------------------------------------
Title:                     Chief Manager
                           ---------------------------------------------
Phone:                     615-298-7606
                           ---------------------------------------------

Signature, Place and Date of Signing:

/s/ Richard C. Patton                   Nashville, TN              02/02/04
---------------------------------   ------------------------    ---------------
            [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ]            13F  NOTICE.  (Check  here if no  holdings  reported  are in this
               report,   and  all  holdings  are  reported  by  other  reporting
               manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Number of Other Included Managers:                        0
                                          ------------------

Form 13F Information Table Entry Total:                  38
                                          ------------------

Form 13F Information Table Value Total:             320,138
                                          ------------------
                                             (thousands)


List of Other Included Managers:

NONE


                                                 FORM 13F INFORMATION TABLE


         COLUMN 1                COLUMN 2         COLUMN 3 COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
--------------------------    ---------------     -------- --------  -----------------   ----------  ---------- -------------------

                                                            VALUE    SHRS OR  SH/ PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
  NAME OF ISSUER              TITLE OF CLASS       CUSIP   (X$1000)  PRN AMT  PRN CALL   DISCRETION   MANAGERS  SOLE  SHARED1  NONE
  --------------              --------------       -----   --------  -------  --- ----   ----------   --------  ----  -------  ----
ADVANCEPCS                    COM                 00790K109   1316      25000SH           SHARED1                       X
AMERICAN HEALTHWAYS INC       COM                 02649V104   1666      69800SH           SHARED1                       X
AMSURG CORP                   COM                 03232P405   1629      43000SH           SHARED1                       X
ARCH COAL INC                 COM                 039380100   3659     117400SH           SHARED1                       X
BISYS GROUP INC               COM                 055472104    298      20000SH           SHARED1                       X
BISYS GROUP INC               NOTE 4.000% 3/15/06 055472AB0    248     250000PRN          SHARED1                       X
CBRL GROUP INC                COM                 12489V106  14833     387700SH           SHARED1                       X
CONSECO INC                   COM                 208464883  10534     473445SH           SHARED1                       X
CORRECTIONS CORP AMER NEW     COM                 22025Y407  26316     912805SH           SHARED1                       X
COSTCO WHSL CORP NEW          COM                 22160K105   3718     100000SH           SHARED1                       X
CROWN CASTLE INTL CORP        COM                 228227104   1163     105493SH           SHARED1                       X
DEPARTMENT 56 INC             COM                 249509100    991      75650SH           SHARED1                       X
EBAY INC                      COM                 278642103  30864     477851SH           SHARED1                       X
ENTERTAINMENT PPTYS TR        COM                 29380T105  18353     525703SH           SHARED1                       X
FIRSTENERGY CORP              COM                 337932107   5843     166000SH           SHARED1                       X
FPL GROUP INC                 COM                 302571104    654      10000SH           SHARED1                       X
GAP INC DEL                   COM                 364760108  11628     501000SH           SHARED1                       X
GREEN MOUNTAIN POWER CORP     COM NEW             393154109    396      16800SH           SHARED1                       X
HANGER ORTHOPEDIC GROUP INC   COM NEW             41043F208    156      10000SH           SHARED1                       X
HEALTHSOUTH CORP              SDCV 3.250%4/1/03   421924AF8   5280    5500000PRN          SHARED1                       X
LIMITED BRANDS INC            COM                 532716107   3786     210000SH           SHARED1                       X
MANUGISTICS GROUP INC         NOTE 5.000% 11/1/07 565011AB9   1843    2000000PRN          SHARED1                       X
MARSH & MCLENNAN COS INC      COM                 571748102   2634      55000SH           SHARED1                       X
NATIONWIDE HEALTH PPTYS INC   COM                 638620104   3676     188000SH           SHARED1                       X
NICOR INC                     COM                 654086107    170       5000SH           SHARED1                       X
PG&E CORP                     COM                 69331C108  26381     950000SH           SHARED1                       X
PRIME GROUP REALTY TRUST      SH BEN INT          74158J103     11       1800SH           SHARED1                       X
REGIS CORP MINN               COM                 758932107  22413     567100SH           SHARED1                       X
REUTERS GROUP PLC             SPONSORED ADR       76132M102    381      15000SH           SHARED1                       X
SINCLAIR BROADCAST GROUP INC  CL A                829226109    987      20000SH           SHARED1                       X
SONIC CORP                    COM                 835451105   2028      66250SH           SHARED1                       X
TARGET INC                    COM                 87612E106    645      16800SH           SHARED1                       X
TENET HEALTHCARE CORP         COM                 88033G100  68178    4247900SH           SHARED1                       X
TJX COS INC NEW               COM                 872540109   4852     220000SH           SHARED1                       X
TOO INC                       COM                 890333107   2574     152500SH           SHARED1                       X
VERISIGN INC                  COM                 92343E102   8639     530000SH   CALL    SHARED1                       X
WASHINGTON GROUP INTL INC     COM                 938862208  14203     418102SH           SHARED1                       X
WYETH                         COM                 983024100  17192     405000SH           SHARED1                       X

1. Courage Investments Inc. and Resource Holdings Inc. are general partners of funds managed by the Reporting Manager and the Reporting Manager manages accounts for HFR Asset Management, L.L.C. and The Community Foundation of Middle Tennessee, however, the Reporting Manger has discretion over investment and voting decisions of such funds and accounts.